Statements Of Consolidated Membership Interests (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Statements Of Consolidated Membership Interest [Abstract]
Interests outstanding	635,000,000	635,000,000
Net effects of cash flow hedges, tax expense	$ 5	$ 1
Defined benefit pension plans (net of tax expense)		$ 45